Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	$ 27,333	$ 25,258
Liability Derivatives	[2]	10,068	44,342
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	204	1,030
Liability Derivatives	[2]	487	500
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	16,475	12,528
Liability Derivatives	[2]	7,802	39,813
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	204	1,030
Liability Derivatives	[2]	487	500
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	10,858	12,730
Liability Derivatives	[2]	$ 2,266	$ 4,529

[1]	(*) Presented as part of other receivables and long-term other receivables.
[2]	(**) Presented as part of other payables and long-term other payables.